Lease Obligations - Additional Information (Details) $ in Millions	Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease future lease payments include sublease rental income 2023	$ 6
Operating lease future lease payments include sublease rental income 2024	5
Operating lease future lease payments include sublease rental income 2025	$ 2